Short-term trade and other receivables abaut other receivables (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosurem of detailed information about trade and other receivables [Line Items]
Trade and other current receivables	€ 2,245	€ 2,228	€ 1,677
Increase decrease in trade and other current receivables exchange rate	(81)	29
Increase decrease in trade and other current receivables consolidation scope changes	(57)	1
Increase decrease in trade and other current receivables other	156	522
Other receivables [Member]
Disclosurem of detailed information about trade and other receivables [Line Items]
Trade and other current receivables	484	602	324
Increase decrease in trade and other current receivables exchange rate	(14)	5
Increase decrease in trade and other current receivables consolidation scope changes	(3)	0
Increase decrease in trade and other current receivables other	(101)	274
Other receivables [Member] | Advance payments to suppliers member [Member]
Disclosurem of detailed information about trade and other receivables [Line Items]
Trade and other current receivables	112	83	67
Increase decrease in trade and other current receivables exchange rate	(8)	3
Increase decrease in trade and other current receivables consolidation scope changes	0	0
Increase decrease in trade and other current receivables other	37	13
Other receivables [Member] | Sundry receivables member [Member]
Disclosurem of detailed information about trade and other receivables [Line Items]
Trade and other current receivables	182	343	110
Increase decrease in trade and other current receivables exchange rate	(3)	1
Increase decrease in trade and other current receivables consolidation scope changes	(4)	0
Increase decrease in trade and other current receivables other	(154)	233
Other receivables [Member] | Infrastructure project receivables [Member]
Disclosurem of detailed information about trade and other receivables [Line Items]
Trade and other current receivables	4	4	4
Increase decrease in trade and other current receivables exchange rate	0	0
Increase decrease in trade and other current receivables consolidation scope changes	0	0
Increase decrease in trade and other current receivables other	0	0
Other receivables [Member] | Amounts receivable from public administrations [Member]
Disclosurem of detailed information about trade and other receivables [Line Items]
Trade and other current receivables	185	172	€ 144
Increase decrease in trade and other current receivables exchange rate	(2)	1
Increase decrease in trade and other current receivables consolidation scope changes	1	0
Increase decrease in trade and other current receivables other	€ 15	€ 28